Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares		Additional Paid in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Loss	Total Shareholders' Equity	Non- controlling Interest	Total
Balance at Sep. 30, 2022		$ 6,750	[1]	$ 79,810	$ 1,651,422	$ 14,408,843	$ (911,134)	$ 15,235,691		$ 15,235,691
Balance (in Shares) at Sep. 30, 2022	[1]	135,000,000
Issuance of ordinary shares		$ 1,000		7,999,000				8,000,000		8,000,000
Issuance of ordinary shares (in Shares)		20,000,000
Cost directly related to the initial public offering				(1,978,222)				(1,978,222)		(1,978,222)
Exercise of over-allotment option		$ 47		378,793				378,840		378,840
Exercise of over-allotment option (in Shares)		947,100
Cost directly related to the exercise of option				(42,202)				(42,202)		(42,202)
Net income (loss)						2,878,230		2,878,230		2,878,230
Statutory reserve			[1]		359,468	(359,468)
Foreign currency translation gain (loss)							(493,232)	(493,232)		(493,232)
Balance at Sep. 30, 2023		$ 7,797	[1]	6,437,179	2,010,890	16,927,605	(1,404,366)	23,979,105		23,979,105
Balance (in Shares) at Sep. 30, 2023	[1]	155,947,100
Issuance of ordinary shares		$ 30	[1]	311,965				311,995		311,995
Issuance of ordinary shares (in Shares)	[1]	600,000
Net income (loss)			[1]			3,675,927		3,675,927	(256,092)	3,419,835
Statutory reserve			[1]		582,186	(582,186)
Foreign currency translation gain (loss)			[1]				848,157	848,157	(6,632)	841,525
Balance at Sep. 30, 2024		$ 7,827	[1]	6,749,144	2,593,076	20,021,346	(556,209)	28,815,184	(262,724)	$ 28,552,460
Balance (in Shares) at Sep. 30, 2024		156,547,100	[1]							155,947,100
Net income (loss)						1,191,297		1,191,297	189,948	$ 1,381,245
Statutory reserve					271,665	(271,665)
Foreign currency translation gain (loss)			[1]				(367,759)	(367,759)	6,521	(361,238)
Balance at Sep. 30, 2025		$ 7,827	[1]	$ 6,749,144	$ 2,864,741	$ 20,940,978	$ (923,968)	$ 29,638,722	$ (66,255)	$ 29,572,467
Balance (in Shares) at Sep. 30, 2025		156,547,100	[1]							156,547,100

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.